Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on Consolidated Balance Sheets that Relate to Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Assets on consolidated balance sheets
Trading account assets		¥ 29,641,038	¥ 24,652,067
Loans		93,474,798	89,480,766
Total assets		248,780,722	231,550,704	¥ 221,651,500
Liabilities on the MHFG Group's balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		886,391	1,360,743
Trading account liabilities		19,362,943	14,859,383
Total liabilities		239,055,588	222,108,473
Maximum exposure to loss		979,000	809,000
Unconsolidated VIEs
Assets on consolidated balance sheets
Total assets		3,621,000	3,582,000
Mizuho Financial Group Inc | Unconsolidated VIEs
Assets on consolidated balance sheets
Trading account assets		83,000	143,000
Investments		482,000	430,000
Loans		154,000	92,000
Total assets		719,000	665,000
Liabilities on the MHFG Group's balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		0	54,000
Trading account liabilities		1,000	2,000
Total liabilities		1,000	56,000
Maximum exposure to loss	[1]	¥ 979,000	¥ 809,000

[1]	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.